Subsequent Events	12 Months Ended
Dec. 26, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
We consider events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required. In February 2016, we entered into a settlement agreement with the previous shareholders of Citrus Lane. The settlement agreement relates to our acquisition of Citrus Lane and the merger agreement pursuant to which the acquisition was consummated. Under the terms of the settlement agreement, we have agreed to pay the previous shareholders of Citrus Lane $15.6 million of the $16.4 million of contingent consideration that was otherwise payable to them in the event Citrus Lane achieved certain milestones in 2015 and 2016. In exchange, the former shareholders have agreed to forfeit the $5.0 million in original cash consideration that was being held in an escrow account, as well as the 0.5 million shares of common stock (valued at $5.5 million as of the original closing date) offered as part of the deal consideration.